Share capital	9 Months Ended
Sep. 30, 2026
Share capital

13.	Share capital

Common Shares

	Number of Shares	Amount
Authorized – Unlimited number of common shares

Issued and outstanding
Outstanding at December 31, 2024	176,947,216	$146,516
Shares issued for cash, net of issuance costs	49,606,881	285,426
Shares issued for exercise of stock options	8,054,911	6,599
Shares issued for exercise of CDI options	13,931,501	54,325
Shares issued for exercise of warrants	6,321,538	10,037
Shares issued for settlement of RSUs	786,089	2,837
Shares issued for settlement of debt	66,667	90
Shares issued for conversion of debt	5,714,120	49,749
Shares issued on acquisition of 100% of US Tungsten, Inc.	1,347,305	12,463
Outstanding at December 31, 2025	262,776,228	$568,042
Shares issued for exercise of stock options	4,806,800	7,053
Shares issued for exercise of CDI options	1,366,292	7,465
Shares issued for exercise of warrants	3,913,744	5,306
Shares issued for settlement of RSUs	674,374	2,348
Shares issued for conversion of debt, net of issuance costs	15,047,619	59,377
Shares repurchased under Share Repurchase Program	(2,914,739)	(67,727)
Outstanding at September 30, 2026	285,670,318	$581,864

During January 2025, Almonty issued 5,000,000 CDI units, for net proceeds totaling $5,803 (AUD $6,750), in conjunction with the closing of a non-brokered private placement. Each unit is comprised of one CDI and one warrant, with each warrant enabling the holder to acquire one additional common share with an exercise price of AUD $1.875, expiring January 14, 2028. The warrants were initially valued at $1,528 and subsequently revalued at September 30, 2026 at $nil (December 31, 2025 - $739).

During January 2025, Almonty issued 1,684,659 common share units for net proceeds totaling $1,755 in conjunction with the closing of a non-brokered private placement. Each unit is comprised of one common share and one warrant, with each warrant enabling the holder to acquire one additional common share with an exercise price of $1.71, expiring three years from the date of issuance. The warrants were valued at $586 using the weighted average fair value. The fair value of the warrants was determined using the Black-Scholes Option Pricing Model using the following assumptions: risk-free rate – 2.64%; expected volatility – 54.08%; expected life – 3 years; and dividend rate – nil.

During January 2025, Almonty issued 66,667 common shares as settlement of a $90 debt.

During February 2025, Almonty issued 2,222,222 CDI units, for net proceeds totaling $2,817 (AUD $3,000), in conjunction with the closing of a non-brokered private placement. Each unit is comprised of one CDI and one warrant, with each warrant enabling the holder to acquire one additional common share with an exercise price of AUD $1.875, expiring February 7, 2028. The warrants were initially valued at $972 and subsequently revalued at September 30, 2026 at $nil (December 31, 2025 - $1,566).

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

During May 2025, Almonty issued 120,475 common shares upon conversion of an outstanding $230 debenture. The fair value of the embedded derivative portion of this debenture of $234 was recognized upon conversion.

During June 2025, Almonty issued 793,646 common shares upon conversion of an outstanding $1,536 debenture. The fair value of the embedded derivative portion of this debenture of $2,420 was recognized upon conversion.

During July 2025, Almonty issued 20,000,000 common shares in the United States, for net proceeds totaling $109,952, in conjunction with a public offering and a concurrent listing on the Nasdaq.

During September 2025, Almonty issued 133,333 common shares upon conversion of an outstanding $179 debenture. The fair value of the embedded derivative portion of this debenture of $428 was recognized upon conversion.

During November 2025, Almonty issued 1,347,305 common shares, at a market price of $9.25 per common share, amounting to $12,463, as consideration for the acquisition of 100% of US Tungsten, Inc. (“Gentung”) (see Note 14(a)).

During December 2025, Almonty issued 20,700,000 common shares in conjunction with an underwritten public offering, for net proceeds totaling $168,180.

During December 2025, Almonty issued 2,666,666 common shares upon conversion of an outstanding $3,098 (US$2,000) debenture and 2,000,000 common shares upon conversion of an outstanding $2,323 (US $1,500) debenture. The fair value of the embedded derivative portion of these debentures of $22,458 and $16,843 was recognized upon conversion.

During January 2026, Almonty issued 15,047,619 common shares upon conversion of an outstanding $60,748 debenture.

Share Repurchase Program

The Company commenced a Share Repurchase Program on August 24, 2026 which will permit the purchase of up to 14,400,000 common shares for an aggregate purchase price of up to US$300,000 over a 36-month period ending August 24, 2029. Purchases may be made on the open market through the facilities of the Nasdaq at market price. The actual number of common shares that may be purchased under the Share Repurchase Program and the timing of any such purchases will be determined by Almonty.

During the nine months ended September 30, 2026, the Company purchased and cancelled 2,914,739 of its common shares at a weighted average price of US$16.58 (see Note 24(b)).

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

CDI options and Warrants

For the nine months ended September 30, 2026 and year ended December 31, 2025, the outstanding CDI Options and Warrants, all of which are exercisable, are summarized as follows:

	Number of CDI Options	Number of Warrants	Total Number Outstanding
Total outstanding at December 31, 2024	8,075,571	9,751,706	17,827,277
CDI Options and Warrants issued	7,222,222	1,684,666	8,906,888
CDI Options and Warrants exercised	(13,931,501)	(6,321,538)	(20,253,039)
Warrants expired	-	(1,197,090)	(1,197,090)
Total outstanding at December 31, 2025	1,366,292	3,917,744	5,284,036
CDI Options and Warrants exercised	(1,366,292)	(3,913,744)	(5,280,036)
Total outstanding at September 30, 2026	-	4,000	4,000

The following table discloses the average exercise price, number of warrants and contractual life as at September 30, 2026:

Range of Exercise Prices	Number Outstanding and Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.71	4,000	1.34	$1.71
Total Warrants	4,000	1.34	$1.71

Incentive stock options

Under the Company’s Omnibus Equity Incentive Plan (the “Omnibus Plan”) and the Company’s Fourth Amended and Restated Incentive Stock Option Plan (which was superseded and replaced by the Omnibus Plan), the Company can grant stock options to directors, officers, employees and consultants for common shares of Almonty. Under the Omnibus Plan, the exercise price of a stock option may not be less than the closing market price during the trading day immediately preceding the date of the grant of the stock option.. Stock options can be granted for a maximum term of 15 years and vest at the discretion of the Board of Directors of Almonty. The Omnibus Plan was re-approved by Almonty’s shareholders at its Annual and Special Meeting of Shareholders held on April 30, 2025. The Company’s stock options do not include CDI options.

For the nine months ended September 30, 2026 and year ended December 31, 2025, the outstanding stock options are summarized as follows:

Number of Stock Options
Options outstanding at December 31, 2024	14,520,001
Options granted	2,564,663
Options exercised	(8,054,911)
Options forfeited upon cashless exercise	(1,831,775)
Options expired	(66,666)
Options outstanding at December 31, 2025	7,131,312
Options granted	10,000
Options exercised	(4,806,800)
Options forfeited upon cashless exercise	(343,185)
Options cancelled	(66,667)
Options expired	(66,666)
Options outstanding at September 30, 2026	1,857,994

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

The following table discloses the average exercise price, number of options and contractual life as at September 30, 2026:

Range of Exercise Prices	Number Outstanding	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$ 0.50 - $ 1.47	1,166,661	1,166,661	2.19	$0.94
$ 2.84 - $ 3.86	531,333	486,594	3.49	$3.29
$ 8.93 - $23.69	160,000	160,000	4.19	$9.85
Total Options	1,857,994	1,813,255	2.73	$2.38

During February 2025, the Company granted 166,666 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $1.79 per common share. The grant resulted in the recording of share-based compensation expense of $204. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.66%, volatility of 60.54% based on historical volatility, expected life of five years, and no expected dividend yield.

During February 2025, the Company granted 133,333 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $2.87 per common share. The grant resulted in the recording of share-based compensation expense of $206. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.76%, volatility of 61.48% based on historical volatility, expected life of five years, and no expected dividend yield.

During March 2025, the Company granted 348,000 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vest over three years and are exercisable for a period of five years from the grant date at $2.83 per common share. The grant resulted in the recording of share-based compensation expense of $328. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.69%, volatility of 60.34% based on historical volatility, expected life of five years, and no expected dividend yield.

During March 2025, the Company granted 100,000 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vest immediately and are exercisable for a period of five years from the grant date at $2.43 per common share. The grant resulted in the recording of share-based compensation expense of $120. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.72%, volatility of 60.20% based on historical volatility, expected life of five years, and no expected dividend yield.

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

During April 2025, the Company granted 1,616,664 stock options to directors, officers, employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $3.86 per common share. The grant resulted in the recording of share-based compensation expense of $3,302. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.67%, volatility of 62.20% based on historical volatility, expected life of five years, and no expected dividend yield.

During November 2025, the Company granted 200,000 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $8.93 per common share. The grant resulted in the recording of share-based compensation expense of $1,128. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 2.71%, volatility of 72.68% based on historical volatility, expected life of five years, and no expected dividend yield.

During May 2026, the Company granted 10,000 stock options to employees and consultants of the Company pursuant to the Company’s stock option plan then in effect. The stock options vested immediately and are exercisable for a period of five years from the grant date at $23.69 per common share. The grant resulted in the recording of share-based compensation expense of $147. The value of the stock options granted was determined using the Black-Scholes Option Pricing Model using a risk-free interest rate of 3.35%, volatility of 73.36% based on historical volatility, expected life of five years, and no expected dividend yield.

A total of 799,997 stock options included on the table of outstanding options above (the “Gutschlag Options”) are held by Dr. Thomas Gutschlag, a former director of the Company, and are the subject of litigation. Dr. Gutschlag is a defendant in the legal proceedings described in Note 11(b), in which the Company is seeking, among other things, a declaration that the Gutschlag Options are void on the basis that Dr. Gutschlag breached his fiduciary duties as a director of the Company by concealing the fraud described in Note 11(b).

Restricted share units

RSUs granted under the Company’s Restricted Share Unit Plan, which was superseded and replaced by the Omnibus Plan, or Omnibus Plan, to employees vest in accordance with the conditions determined at the time of grant. RSUs issued were valued based on the value of the underlying shares at the date of issuance.

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

For the nine months ended September 30, 2026 and year ended December 31, 2025, the outstanding RSUs, are summarized as follows:

Number of RSUs
RSUs outstanding at December 31, 2024	2,566,667
RSUs granted	1,497,195
RSUs settled	(786,089)
RSUs outstanding at December 31, 2025	3,277,773
RSUs granted	261,187
RSUs settled	(693,765)
RSUs outstanding at September 30, 2026	2,845,195

The following table discloses the number of RSUs and contractual life as at September 30, 2026:

Range of Exercise Prices	Number Outstanding	Number Vested	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$ 0.78 - $ 6.20	2,666,664	2,666,664	1.20	$2.88
$ 13.01	84,000	60,166	2.27	$13.01
$ 24.39	94,531	94,531	2.48	$24.39
Total RSUs	2,845,195	2,821,361	1.27	$3.89

During the year ended December 31, 2025, the Company granted 763,863 RSUs to directors of the Company under its Omnibus Plan, which vested on the grant date. The RSUs were determined to have a value of $2,730 based on the share price at the date of grant. A share-based compensation expense of $nil related to these RSUs was recorded during the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $1,958).

During April 2025, the Company granted 666,666 RSUs to an officer of the Company under its Omnibus Plan, vesting at the completion of certain key events. The RSUs were determined to have a value of $2,150 based on the share price at the date of grant. A share-based compensation expense of $266 related to these RSUs was recorded during the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $nil).

During December 2025, the Company granted 66,666 RSUs to an officer of the Company under its Omnibus Plan, vesting in three tranches over a 4-month period, with one-third vesting on the grant date and two-thirds vesting four months after the grant. The RSUs were determined to have a value of $597 based on the share price at the date of grant. A share-based compensation expense of $366 related to these RSUs was recorded during the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $nil).

During January 2026, the Company granted 126,000 RSUs to officers of the Company under its Omnibus Plan, vesting in three tranches over a 24-month period, with one-third vesting on the grant date, one-third 12 months after the grant date and one-third 24 months after the grant date. The RSUs were determined to have a value of $1,556 based on the share price at the date of grant. A share-based compensation expense of $1,114 related to these RSUs was recorded during the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $nil).

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

During March 2026, the Company granted 29,086 RSUs to an officer of the Company under its Omnibus Plan, vesting in three tranches over a 24-month period, with one-third vesting on the grant date, one-third 12 months after the grant date and one-third 24 months after the grant date. The RSUs were determined to have a value of $590 based on the share price at the date of grant. A share-based compensation expense of $277 related to these RSUs was recorded during the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $nil). The Company settled these RSUs with cash during the period.

During the nine months ended September 30, 2026, the Company granted 106,101 RSUs to directors of the Company under its Omnibus Plan, which vested on the grant date. The RSUs were determined to have a value of $2,168 based on the share price at the date of grant. A share-based compensation expense of $2,168 related to these RSUs was recorded during the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $nil).

Deferred share units

Deferred share units (“DSUs”) granted under the Company’s Omnibus Plan to employees vest in accordance with the conditions determined at the time of grant. DSUs issued were valued based on the value of the underlying shares at the date of issuance.

For the nine months ended September 30, 2026 and year ended December 31, 2025, the outstanding DSUs, are summarized as follows:

Number of DSUs
DSUs outstanding at December 31, 2024 and 2025	-
DSUs granted	21,064
DSUs outstanding at September 30, 2026	21,064

During the nine months ended September 30, 2026, the Company granted 21,064 DSUs to directors of the Company under its Omnibus Plan, which vested on the grant date. The DSUs were determined to have a value of $483 based on the share price at the date of grant. A share-based compensation expense of $483 related to these DSUs was recorded during the nine months ended September 30, 2026 (nine months ended September 30, 2025 - $nil).

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)